DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
DEPOSITS [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2020	2019	2018
	(In thousands)
Savings and interest-bearing checking	$2,264	$5,371	$4,146
Reciprocal	2,158	6,024	1,292
Time	7,073	7,148	5,343
Brokered time	1,171	4,882	3,697
Total	$12,666	$23,425	$14,478

Summary of Maturity of Time Deposits	A summary of the maturity of time deposits at December 31, 2020, follows:
(In thousands)
2021	$370,497
2022	40,671
2023	16,717
2024	5,072
2025	5,457
2026 and thereafter	603
Total	$439,017

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:
	2020	2019
	(In thousands)
Demand	$515,092	$383,953
Money market	3,308	4,416
Time	37,785	42,658
Total	$556,185	$431,027